August 2, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

NYSA Series Trust on behalf of the NYSA Fund

Post Effective Amendment No. 32 to the Registration Statement

on Form N-1A Registration No. 333-17381, 811-07963

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the NYSA Series Trust, on behalf of the NYSA Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the NYSA Series Trust (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2019.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Law Office of C. Richard Ropka, LLC at (856) 374-1744.

Very truly yours,

NYSA Series Trust

By: /s/ Robert Cuculich

      Robert Cuculich, President

cc: C. Richard Ropka, Esq.